Note 6 - Property and Equipment, Net (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Depreciation	$ 3	$ 0	$ 94
Impairment, Excluding Lessor Asset under Operating Lease	0	0	0
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment	$ 50	$ 0	$ 0